Income Tax - Reconciliation of Statutory Effective Tax Rate and the Actual Effective Tax Rate (Parenthetical) (Details) - Subsequent Events	12 Months Ended
Dec. 31, 2027
Minimum
Income Tax [Line Items]
Increase in statutory effective tax rate	31.46%
Maximum
Income Tax [Line Items]
Increase in statutory effective tax rate	32.34%